Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	VanEck Vectors ETF Trust
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Mar. 23, 2018
Document Effective Date	Apr. 01, 2018
Prospectus Date	Apr. 01, 2018